Sublease Agreement and Lease Exit Liability - Schedule of Lease Exit Liability Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
Balance at beginning of year	$ 609	$ 729
Accretion expense	26	34
Lease payments	(170)	(154)
Balance at end of the year	$ 465	$ 609